Income Taxes (Details) - Schedule of Income Tax Attributes $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Canadian non-capital losses [Member]
Schedule of Income Tax Attributes [Line Items]
Income tax attributes	$ 178,403
Expiry date	2043
Canadian capital losses [Member]
Schedule of Income Tax Attributes [Line Items]
Income tax attributes	$ 2,574
Expiry date	Indefinite
Canadian tax basis of mineral interest [Member]
Schedule of Income Tax Attributes [Line Items]
Income tax attributes	$ 462,381
Expiry date	Indefinite
US non-capital losses [Member]
Schedule of Income Tax Attributes [Line Items]
Income tax attributes	$ 528
Expiry date	2043
US tax basis of mineral interest [Member]
Schedule of Income Tax Attributes [Line Items]
Income tax attributes	$ 27,707
Expiry date	Indefinite